UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23591

NB Crossroads Private Markets Access Fund LLC

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, NY 10104

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Access Fund LLC
Consolidated Financial Statements (Unaudited)
For the six months ended September 30, 2022

NB Crossroads Private Markets Access Fund LLC
As of September 30, 2022 (Unaudited)

NB Crossroads Private Markets Access Fund LLC
Consolidated Statement of Assets and Liabilities
As of September 30, 2022 (Unaudited)

Assets
Investments, at fair value (cost of $354,280,610)	$385,296,940
Cash and cash equivalents	117,533
Receivable for investments sold	13,769,725
Interest receivable	542,048
Other assets	49,552
Total Assets	$399,775,798
Liabilities
Contributions received in advance	$1,585,000
Incentive fee payable	1,364,705
Investment securities purchased	1,271,272
Due to Affiliate	505,784
Advisory fee payable	239,807
Accounting and administration service fees payable	193,547
Professional fees payable	164,616
Due to Investor	6,000
Other payables	148,921
Total Liabilities	$5,479,652
Commitments and contingencies (See Note 5)
Net Assets at Value	$394,296,146
Net Assets Consist of:
Paid-in capital	360,504,783
Total distributable earnings	33,791,363
Net Assets at Value	$394,296,146
Net Assets:
Institutional Class Shares	$379,700,101
Class A-1 Shares	105,419
Class A-2 Shares	14,490,626
Shares outstanding:
Institutional Class Shares	33,945,170
Class A-1 Shares	9,463
Class A-2 Shares	1,300,759
Net asset value per share:
Institutional Class Shares	$11.19
Class A-1 Shares	11.14
Maximum offering price per share*	11.54
Class A-2 Shares	11.14

*
Includes a sales charge of up to 3.50%.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
BANK LOANS – 1.29%
Asurion, LLC	8.37% (1-Month USD Libor + 5.25)%	01/31/2028	1,060,000	$1,068,112	$795,000
Aveanna Healthcare, LLC(A)(B)	8.68% (1-Month USD Libor + 3.75)%	06/30/2028	1,274,393	1,099,086	843,425
Bella Holding Co., LLC	12.28% (1-Month USD Libor + 3.75)%	04/01/2028	1,252,350	1,242,342	1,165,725
Consolidated Communications, Inc.	11.81% (1-Month USD Libor + 3.50)%	10/02/2027	1,265,000	1,265,000	1,089,481
Crosby US Acquisition Corp.	7.83% (3-Month USD Libor + 4.75)%	06/26/2026	1,257,259	1,251,810	1,180,252
TOTAL BANK LOANS				5,926,350	5,073,883
CORPORATE BONDS(C) – 6.72%
Acorn Re Ltd.	4.83% (3-Month Treasury Bill + 2.50)%	11/07/2024	2,500,000	2,500,000	2,379,500
Alamo Re Ltd.	6.12% (3-Month Treasury Bill + 4.09)%	06/07/2024	1,000,000	1,000,000	944,500
Atlas Capital Reinsurance 2022 Designated Activity Co.	11.79% (SOFR + 9.50)%	06/06/2028	500,000	500,000	489,000
Blue Halo Ltd.	11.06% (3-Month Treasury Bill + 9.75)%	02/24/2025	1,000,000	1,000,000	970,000
Cape Lookout Re Ltd.	5.46% (1-Month Treasury Bill + 3.22)%	03/22/2024	425,000	425,000	411,400
Cape Lookout Re Ltd.	7.24% (3-Month Treasury Bill + 5.00)%	03/28/2025	350,000	350,000	335,300
Cosaint Re Pte Ltd.	11.10% (1-Month Treasury Bill + 9.51)%	04/03/2024	1,000,000	1,000,000	50,000
Everglades Re II Ltd.	7.81% (1-Month Treasury Bill + 5.75)%	05/14/2024	925,000	925,000	786,250
Finca RE Ltd.	8.19% (3-Month Treasury Bill + 7.75)%	06/06/2025	1,250,000	1,250,000	1,237,500
First Coast Re III Pte Ltd.	7.00% (3-Month Treasury Bill + 6.18)%	04/07/2025	750,000	750,000	525,000
FloodSmart Re Ltd.	15.74% (3-Month Treasury Bill + 13.58)%	03/01/2024	1,250,000	1,250,000	250,000
Herbie Re Ltd.	18.99% (3-Month Treasury Bill + 17.25)%	06/06/2025	500,000	500,000	250,000
Hestia Re Ltd.	11.67% (1-Month Treasury Bill + 9.50)%	04/22/2025	1,000,000	1,000,000	50,000
Hypatia Ltd.	8.62% (3-Month Treasury Bill + 7.33)%	06/07/2023	750,000	746,910	735,000
Kendall Re Ltd.	4.88% (3-Month Treasury Bill + 4.00)%	05/02/2024	1,000,000	1,000,000	928,000
Kilimanjaro III Re Ltd.	6.14% (3-Month Treasury Bill + 5.25)%	06/25/2025	1,000,000	1,000,000	990,000
Kilimanjaro III Re Ltd.	14.22% (3-Month Treasury Bill + 11.25)%	04/20/2026	750,000	750,000	637,500
Matterhorn Re Ltd.	7.65% (SOFR + 5.75)%	12/07/2028	600,000	600,000	579,000
Matterhorn Re Ltd.	7.25% (SOFR + 5.32)%	03/24/2025	750,000	750,000	720,000
Mona Lisa Re Ltd.	8.31% (3-Month Treasury Bill + 7.00)%	07/08/2025	750,000	750,000	738,000
Montoya Re Ltd.	8.78% (1-Month Treasury Bill + 6.75)%	04/07/2025	750,000	750,000	738,000
Mystic Re IV Ltd.	7.12% (3-Month Treasury Bill + 5.81)%	01/08/2025	750,000	750,000	723,750
Pelican IV Re Ltd.	8.05% (1-Month Treasury Bill + 5.36)%	05/07/2024	725,000	725,000	73
Putnam RE PTE Ltd.	9.56% (1-Month Treasury Bill + 5.50)%	06/07/2024	6,250	6,250	1
Residential Reinsurance 2021 Ltd.	11.23% (3-Month Treasury Bill + 9.91)%	06/06/2025	500,000	500,000	465,000
Residential Reinsurance 2021 Ltd.	5.25% (3-Month Treasury Bill + 5.22)%	06/06/2025	1,000,000	1,000,000	943,000
Residential Reinsurance 2021 Ltd.	4.99% (3-Month Treasury Bill + 3.59)%	06/06/2025	975,000	975,000	922,350
Residential Reinsurance 2021 Ltd.	3.91% (3-Month Treasury Bill + 2.50)%	06/06/2025	500,000	500,000	475,000
Residential Reinsurance 2021 Ltd.	13.26% (3-Month Treasury Bill + 11.88)%	12/06/2025	800,000	800,000	752,000
Residential Reinsurance 2021 Ltd.	6.55% (3-Month Treasury Bill + 5.18)%	12/06/2025	1,500,000	1,500,000	1,417,500
Sanders RE II Ltd.	13.08% (3-Month Treasury Bill + 11.77)%	04/07/2025	750,000	750,000	718,500
Sanders RE II Ltd.	4.40% (3-Month Treasury Bill + 3.09)%	04/07/2025	1,000,000	1,000,000	958,000
Tailwind RE Ltd.	10.03% (3-Month Treasury Bill + 8.75)%	01/08/2025	1,500,000	1,500,000	1,425,000
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2022 (Unaudited)

Description	Interest	Maturity Date	Shares or Principal Amount	Cost	Value
Titania RE Ltd.	7.25% (1-Month Treasury Bill + 5.03)%	06/21/2024	1,000,000	1,000,000	965,000
Topanga Re Ltd.	16.28% (3-Month Treasury Bill + 15.00)%	01/08/2024	300,000	300,000	290,700
Topanga Re Ltd.	6.17% (3-Month Treasury Bill + 4.75)%	01/08/2026	750,000	750,000	715,500
Vista RE Ltd.	7.14% (3-Month Treasury Bill + 6.36)%	05/21/2024	1,000,000	1,000,000	970,000
TOTAL CORPORATE BONDS				31,853,160	26,485,324
SHORT-TERM INVESTMENTS – 19.21%
MONEY MARKET FUND – 19.21%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	2.80%(H)		75,726,729	75,726,729	75,726,729
TOTAL SHORT-TERM INVESTMENTS				75,726,729	75,726,729
COMMON STOCKS – 2.34%
IronSource Ltd.			800,000	8,005,334	2,752,000
KKR & Co Inc.			50,837	2,080,987	2,185,991
The Blackstone Group Inc.			32,327	2,080,582	2,705,770
The Carlyle Group Inc.			60,734	2,081,214	1,569,367
TOTAL COMMON STOCKS				14,248,117	9,213,128

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2022 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
PRIVATE FUNDS(D) – 68.17%
ACON Strategic Partners II-B, L.P.	Co-Investment	08/2022	North America	11,510,394	20,623,000
AFC Acquisitions, Inc.(G)	Co-Investment	04/2021 – 06/2022	North America	5,636,949	6,565,267
AP Safety Co-Invest, L.P.	Co-Investment	03/2022	North America	3,167,842	3,132,738
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	845,047	9,547,765
BC Partners Galileo (1) L.P.	Secondary	07/2021 – 07/2022	Europe	8,802,521	9,722,762
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022	North America	4,468,071	4,645,687
Breakaway Co-investment Holding LP	Co-Investment	10/2021	Europe	3,204,082	1,336,275
CB Catalyst Co-Invest, L.P.	Co-Investment	—	North America	—	—
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	888,737	2,397,742
CD&R Value Building Partners I, L.P.	Co-Investment	12/2021	North America	12,022,290	10,788,365
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	7,056,687	6,300,000
CGI Acquisitions, Inc.(G)	Co-Investment	02/2022	North America	3,100,000	5,352,662
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,613,648	1,792,000
DGS Group Holdings, L.P.(G)	Co-Investment	09/2022	North America	5,782,333	5,782,333
FitzWalter Capital Partners Coinvest I, L.P.(G)	Co-Investment	04/2022 – 08/2022	North America	9,750,831	13,723,888
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	8,914,841	8,575,752
Follett Acquisition LP(G)	Co-Investment	01/2022	North America	4,060,000	4,060,000
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	6,308,656	6,300,000
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	8,602,965
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	North America	2,570,118	4,692,401
L Catterton Growth IV, L.P.	Primary	03/2021 – 08/2022	North America	10,031,490	11,694,429
Magenta Blocker Aggregator L.P.(G)	Co-Investment	07/2021 – 10/2021	North America	3,506,100	4,809,570
Material Co-Invest, L.P.	Co-Investment	—	North America	—	—
NB Credit Opps Co-Investment (Vetcor) LP	Co-Investment	08/2022	North America	4,343,350	4,395,210
NB Lowcode Private Equity(G)	Co-Investment	04/2021	North America	2,910,548	3,576,882
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	5,056,682	5,056,166
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	9,658,026
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	10,005,681	10,001,071
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	8,004,266	5,220,273
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021 – 12/2021	North America	8,933,250	6,999,437
RealPage Property Parent, L.P.(G)	Co-Investment	04/2021	North America	6,500,000	6,565,000
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022	North America	4,317,497	4,409,749
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022	North America	3,810,854	3,900,066
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021	North America	6,826,409	12,418,000
SPI Parent Holding Company, LLC(G)(I)	Co-Investment	12/2021 – 04/2022	North America	5,789,976	10,136,926
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,504,386
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021 – 09/2022	North America	4,012,571	5,680,000
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Schedule of Investments (continued)
As of September 30, 2022 (Unaudited)

	Acquisition Type	Acquisition Dates(E)	Geographic Region(F)	Cost	Fair Value
THL Fund Investors (Altar), L.P.	Co-Investment	01/2022	North America	4,949,731	6,187,074
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022	North America	10,000,000	9,999,685
WP Irving Co-Invest, L.P.	Co-Investment	04/2022	North America	5,718,518	5,718,518
ZM Parent Holding LLC	Co-Investment	03/2022	North America	4,532,000	5,925,806
TOTAL PRIVATE FUNDS				226,526,254	268,797,876
TOTAL INVESTMENTS (Cost $354,280,610) – 97.73%					385,296,940
Other Assets & Liabilities (Net) – 2.27%					8,999,206
TOTAL NET ASSETS – 100.00%					$394,296,146

(A)
The stated interest rate represents the rate on drawn commitments paid by the borrower. The borrower may also pay additional interest on undrawn amounts.

(B)
All or a portion of this security was purchased on a delayed delivery basis.

(C)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of these securities is $26,485,324, representing 6.72% of net assets.

(D)
Non-income producing securities, which are restricted as to resale and illiquid.

(E)
Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(F)
Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(G)
The fair value of the investment was determined using a significant unobservable input.

(H)
The rate is the annualized seven-day yield as of September 30, 2022.

(I)
This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Summary of Investments
As of September 30, 2022 (Unaudited)

Summary by Investment Type	Fair Value	% of Net Assets
Bank Loans	$5,073,883	1.29%
Corporate Bonds	26,485,324	6.72%
Short-Term Investments	75,726,729	19.21%
Common Stocks	9,213,128	2.34%
Private Funds	268,797,876	68.17%
Total Investments	385,296,940	97.73%
Other Assets & Liabilities (Net)	8,999,206	2.27%
Total Net Assets	$394,296,146	100.00%
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Statement of Operations
For The Six Months Ended September 30, 2022 (Unaudited)

Investment Income:
Interest income	$3,194,772
Dividend income	138,964
Other income	73,847
Total Investment Income	3,407,583
Operating Expenses:
Advisory fees (see Note 3)	463,971
Professional fees	312,789
Accounting and administration service fees	188,351
Independent Managers’ fees	78,125
Distribution and servicing fees Class A-1 (see Note 3)	359
Distribution and servicing fees Class A-2 (see Note 3)	31,821
Incentive fees	1,390,928
Insurance expense	15,497
Other expenses	113,796
Total Operating Expenses	2,595,637
Expenses waived by Adviser	(150,260)
Net Operating Expenses	2,445,377
Net investment income	962,206
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investments	1,884,750
Net change in unrealized appreciation on investments	9,821,656
Net Realized and Change in Unrealized Gain (Loss) on Investments	11,706,406
Net Increase in Net Assets Resulting from Operations	$12,668,612
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Statement of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Change in Net Assets from Operations:
Net investment income	$962,206	$3,683,862
Net realized gain(loss) on investments	1,884,750	473,573
Net change in unrealized appreciation(depreciation) on investments	9,821,656	17,224,632
Net Increase(Decrease) in Net Assets from Operations	12,668,612	21,382,067
Distributions to Shareholders:
Institutional Class Shares	—	(4,172,794)
Total Distributions to Shareholders	—	(4,172,794)
Change in Net Assets Resulting from Capital Transactions:
Proceeds from shares sold
Institutional Class Shares	17,085,450	117,208,000
Class A-1 Shares	—	100,000
Class A-2 Shares	12,370,000	1,575,000
Reinvestments of distributions
Institutional Class Shares	—	4,123,693
Withdrawals
Institutional Class Shares	(6,000)	(51,360)
Change in Net Assets Resulting from Capital Transactions	29,449,450	122,955,333
Net Change in Net Assets	42,118,062	140,164,606
Net Assets:
Beginning of period	352,178,084	212,013,478
End of period	$394,296,146	$352,178,084
Transactions in Shares:
Shares sold
Institutional Class Shares	1,581,325	11,167,006
Class A-1 Shares	—	9,463
Class A-2 Shares	1,151,716	149,043
Shares reinvested
Institutional Class Shares	—	392,225
Shares redeemed
Institutional Class Shares	(536)	(4,850)
Net Increase in Shares	2,732,505	11,712,887
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Statement of Cash Flows
For The Six Months Ended September 30, 2022 (Unaudited)

Cash Flows from Operating Activities
Net Change in net assets resulting from operations	$12,668,612
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(257,004,948)
Proceeds from disposition of investments	227,941,124
Net realized gain on investments	(1,884,750)
Net change in unrealized (appreciation) depreciation on investments	(9,821,656)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(102,755)
(Increase) decrease in other assets	(38,952)
Increase (decrease) due to Affiliate	467,511
Increase (decrease) advisory fee payable	25,442
Increase (decrease) accounting and administration service fees payable	24,219
Increase (decrease) professional fees payable	(3,835)
Increase (decrease) due to investor	6,000
Increase (decrease) incentive fee payable	511,059
Increase (decrease) in other payables	13,583
Net Cash Provided by (used in) Operating Activities	(27,199,346)
Cash Flows from Financing Activities
Contributions received in advance	(3,018,000)
Proceeds from shares sold	29,455,450
Withdrawals	(6,000)
Net Cash Provided by (used in) Financing Activities	26,431,450
Net Change in Cash and Cash Equivalents	(767,896)
Cash and Cash Equivalents at Beginning of the Period	885,429
Cash and Cash Equivalents at End of Period	$117,533
The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Financial Highlights — Institutional Class

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Period from January 19, 2021 (Commencement of Operations) through March 31, 2021*
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.83	$10.19	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.13	—
Net realized and unrealized gain(loss) on investments	0.33	0.64	0.19
Net increase(decrease) in net assets resulting from operations	0.36	0.77	0.19
DISTRIBUTIONS
Net change in capital due to distributions	—	(0.13)	—
NET ASSET VALUE, END OF PERIOD	11.19	10.83	10.19
TOTAL NET ASSET VALUE RETURN(2)(3)	3.30%	7.64%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period(in thousands)	379,700	350,463	212,013
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver	1.00%	1.50%	1.16%
Total expenses after expense waiver	0.92%	1.33%	0.76%
Net investment income	0.91%	1.24%	0.86%
Portfolio Turnover Rate(3)	42.26%	57.13%	12.50%

*
Prior to the commencement date, the Fund had been inactive except for matters related to the Fund’s organization, registration under the Investment Company Act of 1940, as amended, registration of the shares under the 1933 Act and the sale of 10,000 Institutional Class Shares to NB Europe.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period January 19, 2021 (Commencement of Operations) through March 31, 2021, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-1

	Six Months Ended September 30, 2022 (Unaudited)	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(loss)	(0.01)	(0.02)*
Net realized and unrealized gain(loss) on investments	0.33	0.27*
Net increase(decrease) in net assets resulting from operations	0.32	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—
NET ASSET VALUE, END OF PERIOD	11.14	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	2.94%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period(in thousands)	105	102
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver	1.70%	1.54%
Total expenses after expense waiver	1.62%	1.49%
Net investment income	0.21%	0.35%
Portfolio Turnover Rate(3)	42.26%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the year.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Consolidated Financial Highlights — Class A-2

	Six Months Ended September 30, 2022 (Unaudited)	Period from March 1, 2022 (Commencement of Operations) through March 31, 2022
Per Share Operating Performance(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82	$10.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(loss)	(0.01)	(0.04)*
Net realized and unrealized gain(loss) on investments	0.33	0.29*
Net increase(decrease) in net assets resulting from operations	0.32	0.25
DISTRIBUTIONS
Net change in capital due to distributions	—	—
NET ASSET VALUE, END OF PERIOD	11.14	10.82
TOTAL NET ASSET VALUE RETURN(2)(3)	2.94%	2.37%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period(in thousands)	14,491	1,613
Ratios to average net assets(4)(5)(6)
Total expenses before expense waiver	1.70%	1.54%
Total expenses after expense waiver	1.62%	1.49%
Net investment income	0.21%	0.36%
Portfolio Turnover Rate(3)	42.26%	57.13%

*
The amount of net investment income and net loss from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statement of Operations due to the timing of purchases of Fund shares during the year.

(1)
Selected data for the average Shares outstanding throughout each period.

(2)
Total Return, based on net asset value per Share, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and reinvested dividend income, if any.

(3)
Not annualized.

(4)
For the period March 1, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment income ratios are based on a very limited operating period and, as such, may not be meaningful.

(5)
The contractual fee and expense waiver are reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)
Annualized for periods less than 12 months.

The accompanying notes are an integral part of these financial statements.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements
September 30, 2022 (Unaudited)

1.   Organization
NB Crossroads Private Markets Access Fund LLC (the “Fund”) was organized on July 10, 2020 as a limited liability company registered under the laws of the state of Delaware. The Fund is a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is offered only to investors that are both “accredited investors,” as defined in Section 501(a) of Regulation D promulgated under the Securities Act of 1933 and “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund is authorized to offer three separate classes of shares (“Shares”) designated Institutional Class, Class A-1 and Class A-2. Institutional Class shares commenced operations on January 19, 2021; Class A-1 and Class A-2 shares commenced operations on March 1, 2022. Class A-1 shares are offered at net asset value (“NAV”) plus a maximum sales charge of 3.50%. Institutional Class and Class A-2 shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific fees) and realized and unrealized gains and losses are allocated proportionately each month based upon the relative net assets of each share class.
The Fund’s investment objective is to seek to provide attractive, long-term capital appreciation by investing primarily in an actively managed portfolio of private equity investments. The Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that will include: (i) direct investments in the equity of private companies and/or debt securities of operating companies and other credit instruments, including investments alongside private equity funds and other private equity firms (“Direct Investments”); (ii) investments in private equity funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from investors in these Portfolio Funds, (b) in connection with a restructuring transaction of a Portfolio Fund(s), and/or (c) directly from a private equity fund; (iii) primary investments in newly formed Portfolio Funds; and (iv) publicly listed private equity investments and investments in business development companies. The Fund will also invest a portion of its assets in a portfolio of cash and cash equivalents, liquid fixed-income securities and other credit instruments.
The Fund is managed by Neuberger Berman Investment Advisers LLC, an investment adviser registered under the Advisers Act that serves as the Fund’s investment adviser (“NBIA” or “Registered Investment Adviser”). The Registered Investment Adviser has engaged NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with the Registered Investment Adviser, the “Adviser”) to assist with investment decisions. The Fund’s Board of Managers (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. Certain officers of the Registered Investment Adviser are also officers of the Fund.
2.   Significant Accounting Policies
The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) Topic 946, Financial Services —  Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A.   Basis of Accounting
The Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Fund are maintained in U.S. dollars.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

Consolidation of Subsidiaries — The NB CR PMAF Blocker LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash flows and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was September 1, 2021. On September 30, 2022, the Subsidiary had net assets of $10,117,916 which equals 2.6% of the Fund’s total net assets.
B.   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.
C.   Valuation of Investments
The Fund computes the net asset value (“NAV”) for each class of Shares as of the close of business on the last business day of each month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine, in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.
The Board has approved the Procedures pursuant to which the Fund values its investments. In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Fund’s valuation policy to comply with Rule 2a-5 and designated NBIA as the Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.
The Adviser generally will value the Fund’s investment in Portfolio Funds and certain Direct Investments, including Direct Investments in private equity securities, using the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. Portfolio Funds are generally valued based on the latest net asset value reported by a Portfolio Fund Manager or general partner. Similarly, many Direct Investments, including Direct Investments in private equity securities, are generally valued based on the valuation information provided by the lead or sponsoring private equity investors. In general, it is anticipated that such valuation information from these Portfolio Fund managers or from lead or sponsoring private equity investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Direct Investments and Portfolio Funds for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Adviser pursuant to the Fund’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. To the extent the Adviser is either unable to utilize the practical expedient under ASC 820, or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.
Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Board on the basis of market quotations. The Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Adviser believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Board of Managers.
For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.
Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

The following table presents the investments carried on the Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2022.
Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Bank Loans	$—	$5,073,883	$—	$—	$5,073,883
Common Stocks	9,213,128	—	—	—	9,213,128
Corporate Bonds	—	26,485,324	—	—	26,485,324
Private Funds	—	—	60,572,528	208,225,348	268,797,876
Short-Term Investments	75,726,729	—	—	—	75,726,729
Total Investments	$84,939,857	$31,559,207	$60,572,528	$208,225,348	$385,296,940
Additional sector, industry, or geographic detail, if any, is included in the Schedule of Investments.
Significant Unobservable Inputs
As of September 30, 2022, the Fund had Level 3 investments valued at $60,572,528. The fair value of investments valued at $208,225,348 in the Fund’s Schedule of Investments have been valued at the unadjusted NAV by the managers of the investments.
The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2022.
	Fair Value as of September 30, 2022	Valuation Methodologies	Unobservable Inputs
Investments			Variable	Value/Range	Weighted Average
Private Funds
Co-Investment	$49,197,691	Recent Transaction Value	N/A	N/A	N/A
Co-Investment	11,374,837	LTM EBITDA	N/A	8.7X	N/A
Total Investments	$60,572,528
During the six months ended September 30, 2022, purchases of and sales from Level 3 investments were as follows:
Purchases	Sales
$16,205,647	$—
During the six months ended September 30, 2022, changes in unrealized appreciation and realized gains from Level 3 investments were $11,841,667 and $0, respectively.
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the six months ended September 30, 2022, there were no transfers into or out of Level 3.
The estimated remaining life of the Fund’s investments as of September 30, 2022, is unknown at this time.
Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

D.   Cash and Cash Equivalents
Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Fund’s custodian.
Cash and cash equivalents on the Statements of Assets and Liabilities can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2022, the Fund held cash of $117,533 and cash equivalents of $75,726,729, which is held in an overnight sweep that is deposited into a money market account.
E.   Investment Gains and Losses
The Fund records distributions of cash or in-kind securities from the investments based on the information from distribution notices when distributions are received. The Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Fund’s change in net unrealized appreciation/(depreciation) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from Portfolio Fund managers or the lead or sponsoring private equity investor for Direct Investments. The Fund may also recognize realized losses based upon information received from the Portfolio Fund managers or the lead or sponsoring private equity investor for Direct Investments for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each investment.
Portfolio Funds and certain Direct Investments may make in-kind distributions to the Fund and, particularly in the event of a dissolution of a Portfolio Fund or Direct Investment, such distributions may contain securities that are not marketable. While the general policy of the Fund will be to liquidate such investment and distribute proceeds to Shareholders, under certain circumstances when deemed appropriate by the Board, a Shareholder may receive in-kind distributions from the Fund.
F.   Federal Income Taxes
The Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2022 there is no provision for federal income or excise tax within the financial statements. Differences arise in the computation of Shareholders’ capital for financial reporting in accordance with GAAP and Shareholders’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes. The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Investments. As of September 30, 2022, the estimated cost of the investments for federal income tax purposes aggregated $354,280,610. The net unrealized appreciation for federal income tax purposes was estimated to be $31,016,330. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $51,978,466 and $(20,962,136), respectively. For the tax year ended September 30, 2022, there were no permanent book to tax reclassifications.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2022, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Fund’s tax positions for the current period and has concluded that no provision for taxes is required in the Fund’s financial statements for the six months ended September 30, 2022. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2022, the Fund did not incur any interest or penalties.
G.   Restrictions on Transfers
Shares of the Fund are generally not transferable. No shareholder may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Shares without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.
H.   Purchase of Shares
Shares will generally be offered for purchase as of the first business day of each month, or at such other times as determined in the discretion of the Board, based on the most recent net asset value which will be calculated for the last business day of the preceding month. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any shareholder is $10,000, except for additional purchases pursuant to a dividend reinvestment plan. The Board reserves the right to accept lesser amounts below these minimums.
I.   Repurchase of Shares
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to shareholders. The Registered Investment Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each of March 31, June 30, September 30 and December 31. A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Board, in its sole discretion. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time. During the six months ended September 30, 2022, 536 Shares were tendered, all of which were repurchased by the Fund.
J.   Fees of the Portfolio Funds’ Investments
Each Portfolio Fund Investment will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Fund level expenses shown on the Fund’s Statement of Operations, shareholders of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Fund’s Financial Highlights. The Fund has foreign investments which require the Fund to translate these investments into U.S.

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
K.   Foreign Currency Translation
The Fund has foreign investments which require the Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.
Contributed capital to and distributions received from these foreign investments are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.
Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.
L.   Distributions to Shareholders
The Fund intends to pay dividends from net investment income at least annually. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the shareholders.
M.   Security Transactions and Related Income
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date. Realized gains and losses on securities and unrealized appreciation and depreciation of securities are reported on the identified cost basis, which is also used for income tax purposes.
N.   Fund Expenses
The Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); Incentive Fees (as defined herein); Distribution

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

and Servicing Fees for Class A-1 and Class A-2 Shares; investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Managers’ fees (as defined herein); and expenses of meetings of the Board.
3.   Advisory Fee, Incentive Fee, Distribution and Servicing Fee, and Other Expenses
The Registered Investment Adviser provides investment advisory services to the Fund and incurs research, travel and other expenses related to the selection and monitoring of underlying investments. Further, the Registered Investment Adviser provides certain management and administrative services including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) at an annual rate of 1.50%, based on the Fund’s net asset value, calculated and accrued monthly as of the last business day of each month, and payable quarterly in arrears within five (5) business days after the completion of the net asset value computation for the quarter. The Registered Investment Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.25% until December 31, 2022. For the six months ended September 30, 2022, the Fund incurred Advisory Fees totaling $463,971.
At the end of each calendar quarter of the Fund, the Registered Investment Adviser will be entitled to receive an incentive fee (the “Incentive Fee”) equal to 10% of the difference, if positive, between (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period. For the six months ended September 30, 2022, the Fund incurred Incentive Fees of $1,390,928.
The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).
In consideration for services provided under an investment sub-advisory agreement, the Registered Investment Adviser pays the Sub-Adviser a quarterly fee equal to 90% of the Advisory Fee and 100% of the Incentive Fee received from the Fund.
The Fund has entered into an expense limitation agreement with the Registered Investment Adviser (the “Expense Limitation Agreement”). The original term was for a one-year term from the date the Fund commences operations, and the term was subsequently extended to one year from July 29, 2022 (the “Limitation Period”). The Registered Investment Adviser may extend the Limitation Period for a period of one year on an annual basis. Pursuant to the Expense Limitation Agreement, the Registered Investment Adviser agrees to waive and/or reimburse certain annual operating expenses (excluding the advisory fee, incentive fee, distribution and servicing fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Other Expenses”) of the Fund so they are limited to 0.30% (30bps) per annum, of the average monthly net assets (“Expense Limitation”).The Fund has agreed to repay the Registered Investment Adviser any fees waived under the Expense Limitation or any Other Expenses the Registered Investment Adviser reimburses in excess of the Expense Limitation, provided the repayments do not cause the Fund’s Other Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

expense limitation in place at the time the Fund repays the Registered Investment Adviser, whichever is lower. Any such repayments must be made within three years after the year in which the Registered Investment Adviser incurred the expense.
As of September 30, 2022, the following amounts were subject to recoupment by the Registered Investment Adviser by the following dates:
November 25, 2023	March 31, 2024	March 31, 2025	March 31, 2026
$24,823	$264,983	$513,637	$150,260
Class A-1 Shares and Class A-2 Shares are subject to a Distribution and Servicing Fee at an annual rate of 0.70% based on the aggregate net assets of the Fund attributable to such class payable to Neuberger Berman BD LLC, an affiliate of the Adviser (the “Distributor”). For purposes of determining the Distribution and Servicing Fee, net asset value will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Institutional Class Shares are not subject to a Distribution and Servicing Fee. The Registered Investment Adviser, or its affiliates, may pay additional compensation out of its own resources (i.e., not Fund assets) to certain selling agents or financial intermediaries in connection with the sale of the Shares. Class A-1 and A-2 shares commenced operations on March 1, 2022. For the six months ended September 30, 2022, the Fund incurred Distribution and Servicing Fees of $359 and $31,821 for Class A-1 and Class A-2, respectively.
Pursuant to an Administration, Fund Accounting and Recordkeeping Agreement, the Fund retains UMB Fund Services, Inc. (“UMBFS”) a subsidiary of UMB Financial Corporation, to provide administration, accounting and transfer agency services to the Fund. In consideration for these services, the Fund will pay UMBFS tiered fees based on the average monthly net asset value of the Fund, subject to a minimum annual fee, as well as certain other fixed, per-account or transactional fees. The Fund also reimburses UMBFS for certain out-of-pocket expenses. For the six months ended September 30, 2022, the Fund incurred accounting and administration service fees totaling $188,351.
The Board consists of six managers, each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Fund on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Fund. For the six months ended September 30, 2022, the Fund incurred $78,125 in Independent Managers’ fees.
4.   Description of Certain Investments
Due to the nature of the investments in Portfolio Funds and certain Direct Investments, the Fund generally cannot liquidate its positions in such investments except through distributions from the investment, which are made at the discretion of the Portfolio Fund manager or sponsor of the Direct Investments. The Fund has no right to demand repayment of its investment in such investments.
5.   Capital Commitments to Investments
As of September 30, 2022, the Fund had total capital commitments of $266,017,061 with remaining unfunded commitments to the investments totaling $31,393,938 as listed below:
Investment:	Unfunded Commitment
Private Funds	$31,393,938
Total	$31,393,938

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

6.   Investment Transactions
Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2022 were $130,010,289 and $140,365,080, respectively. Purchases and sales of short-term investments for the six months ended September 30, 2022 were $127,066,002 and $99,624,695, respectively.
7.   Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.
8.   Concentrations of Market, Credit, Liquidity, Industry and Currency Risk
Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner if at all.
The Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.
If the Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in a Portfolio Fund. This may impair the ability of the Fund to pursue its investment program, force the Fund to borrow or otherwise impair the value of the Fund’s investments (including the complete devaluation of the Fund). While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.
10.   Fixed Income, Debt and Bank Loan Securities Risk
These investments are subject to both interest rate risk and credit risk, and the risk prepayment or non-payment of scheduled interest or principal. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer such as but not limited to management performance, financial leverage, and reduced demand. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. The Funds’ investments may utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. However, concerns have arisen regarding LIBOR’s viability as a benchmark, due to manipulation allegations dating from about 2012 and, subsequently, reduced activity in the financial markets that it measures. In July 2017, the Financial Conduct Authority (the “FCA”), the United Kingdom financial regulatory body charged with regulating LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. Various financial industry groups began planning the transition to the use of different benchmarks. In the United States, the Federal

NB Crossroads Private Markets Access Fund LLC
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

Reserve Board and the New York Federal Reserve convened the Alternative Reference Rates Committee (the “ARRC”), comprised of a group of private-market participants, to identify risk-free alternative references rates for LIBOR and to create an implementation plan with metrics of success and a timeline to support an orderly adoption of an alternative reference rate. The Committee identified the Secured Overnight Financing Rate (“SOFR”) as its recommended replacement to LIBOR, which is intended to be a broad measure of the cost of borrowing cash overnight collateralized by U.S. treasury securities. The Federal Reserve Bank of New York began publishing the SOFR earlier in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions.
On November 30, 2020, the Ice Benchmark Administration and the FCA announced that tenors of US Dollar LIBOR would continue to be published through June 30, 2023, other than one week and two month USD LIBOR settings which will cease publication on December 31, 2021. This new deadline constitutes a considerable extension beyond the previously announced date of December 2021 for all US Dollar LIBOR tenors.
However, the ARCC, including its ex officio members from the Federal Reserve Board and New York Federal Reserve, has subsequently emphasized that the extension to June 2023 does not alter the regulatory perspective on new loan issuances: that market participants should already be using language that provides for an automatic switch from LIBOR to a replacement in new loan agreements (or should start immediately) and that June 30, 2021 should be the target for the cessation of new loans based on LIBOR.
Neither the effect of the transition process, in the United States or elsewhere, nor its ultimate success, can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. While some instruments tied to LIBOR that the Portfolio invests in may include a replacement rate in the event LIBOR is discontinued, not all instruments have such fallback provisions and the effectiveness of such replacement rates remains uncertain. The potential cessation of LIBOR could affect the value and liquidity of investments tied to LIBOR, especially those that do not include fallback provisions, and may result in costs incurred in connection with closing out positions and entering new trades. Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined.
10.   Other Matters
The outbreak of COVID-19 in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Fund and in turn, may impact the financial performance of the Fund. In addition, the impact of the COVID-19 pandemic may lead to adverse impacts on valuations and other financial analyses for current and future periods.
11.   Subsequent Events
The Fund has evaluated all events subsequent to September 30, 2022, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Access Fund LLC
Proxy Voting and Portfolio Holdings (Unaudited)
September 30, 2022

Proxy Voting and Portfolio Holdings
A description of the Fund’s policies and procedures used to determine how to vote proxies relating to the Fund’s portfolio securities, as well as information regarding proxy votes cast by the Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Fund did not receive any proxy solicitations during the six months ended September 30, 2022.
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited)
September 30, 2022

Advisory and Sub-Advisory Agreement Approval
The Board of NB Crossroads Private Markets Access Fund (the “Fund” or “PMAF”) considered the approval of the Investment Advisory Agreement between PMAF and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of PMAF, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Directors held on July 15, 2022 and a Board meeting held on July 21, 2022. The Board is comprised solely of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.
The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to PMAF and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.
The Board discussed and reviewed the Advisory Fee and the Incentive Fee, together with the Sub-Advisory Fee paid by NBIA to NBAA out of the Advisory Fee and Incentive Fee, and the effective investment advisory fee rate paid by PMAF and the appropriateness of such fees. The Board took into consideration the Expense Limitation Agreement and Fee Waiver Agreement entered into by PMAF and NBIA. The Board reviewed and considered how the Advisory Fee, Incentive Fee and Sub-Advisory Fee for PMAF reflects the economies of scale for the benefit of the members of PMAF, noting that as the Fund grows, economies of scale would be realized. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and servicing fee payable by certain share classes of PMAF to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to comparable fund peers of PMAF, and fees charged by NBIA, NBAA or their affiliates with respect to other fund programs. The Board noted, in comparing fee structures of PMAF with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to PMAF. The Board concluded that the Advisory Fee, Incentive Fee and Sub-Advisory Fee were reasonable.
The Board discussed and reviewed the nature, extent and quality of services rendered to PMAF by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to PMAF. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage PMAF, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, senior loan and CAT Bond investments, and the background and expertise of the key personnel and amount of time they would be able to devote to PMAF’s affairs. There was also a discussion on performance analytics and the

NB Crossroads Private Markets Access Fund LLC
Advisory and Sub-Advisory Agreement Approval (Unaudited) (continued)
September 30, 2022

various indices and benchmarks used for PMAF. The Board concluded that, in light of the particular requirements of PMAF, it was satisfied with the professional qualifications and overall commitment to PMAF of the portfolio management team.
The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to PMAF was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of PMAF and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to PMAF was not excessive.
The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of PMAF. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of PMAF’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

Item 1. Reports to Stockholders Continued.

(b) not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b)  As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2022.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2022.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Access Fund LLC

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2022

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2022